Condensed Consolidated Balance Sheet - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 5,342,120	$ 8,022,306
Accounts receivable, including $819,212 and $396,488 from related parties, net of allowance for credit losses of $1,112,580 and $862,580, as of June 30, 2024 and December 31, 2023, respectively	7,207,854	2,905,205
Inventories	436,859	350,353
Prepaid installation costs	865,327	4,915,064
Prepaid expenses and other current assets	4,043,640	40,403
Total current assets	17,895,800	16,233,331
Non-current assets:
Other assets	235,442	62,140
Property, equipment and other fixed assets, net	2,843,624	2,918,320
Operating lease right of use assets	828,447	1,135,668
Intangibles, net	257,011	771,028
Goodwill	27,010,745	27,010,745
Total assets	49,071,069	48,131,232
Accounts payable	3,389,656	4,699,855
Accrued expenses and other current liabilities, including $784,527 and $2,415,966 with related parties at June 30, 2024 and December 31, 2023, respectively	3,759,367	4,646,365
Current portion of long-term debt	420,745	404,871
Current operating lease liabilities	384,415	539,599
Contract liabilities, including $9,900 and $1,160,848 with related parties as of June 30, 2024 and December 31, 2023, respectively	279,901	5,223,518
Current liabilities
Total current liabilities	8,234,084	15,514,208
Non-current operating lease liabilities	468,796	636,414
Other liabilities	1,500,000
Warrant liabilities	828,000
Long-term debt	1,175,047	1,389,545
Non-current liabilities:
Total liabilities	12,205,927	17,540,167
Commitments and contingencies (Note 14)
Redeemable noncontrolling interests
Convertible preferred units	15,463,555
Class B Units	72,519,500
Stockholders’ equity
Additional paid in capital	2,033,500	31,152,491
Accumulated deficit	(53,155,439)	(564,799)
Total stockholders’ equity	(51,117,913)	30,591,065	$ 31,275,846
Total liabilities, mezzanine equity and stockholders’ equity	49,071,069	48,131,232
Related Party
Non-current assets:
Accounts payable and accrued expenses		2,122,937
Due to related party		339,193	144,193
Esgen Acquisition Corp
Current assets
Cash		60,518	614,767
Prepaid expenses		19,279	31,110
Total current assets		79,797	645,877
Non-current assets:
Marketable securities and cash held in Trust Account		16,018,732	285,506,568
Total assets		16,098,529	286,152,445
Accounts payable and accrued expenses		5,669,349	1,866,992
Current liabilities
Total current liabilities		7,792,286	2,182,531
Warrant liabilities		1,113,600	796,224
Non-current liabilities:
Deferred underwriters fee			9,660,000
Class A ordinary shares subject to possible redemption, $0.0001 par value; 1,408,555 and 27,600,000 shares at redemption value as of December 31, 2023 and 2022, respectively		16,018,732	285,506,568
Total liabilities		8,905,886	12,638,755
Commitments and contingencies (Note 14)
Stockholders’ equity
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Accumulated deficit		(8,826,779)	(11,993,568)
Total stockholders’ equity		(8,826,089)	(11,992,878)
Total liabilities, mezzanine equity and stockholders’ equity		16,098,529	286,152,445
Esgen Acquisition Corp | Related Party
Non-current assets:
Due to related party		339,193	144,193
Promissory note-related party		1,783,744	171,346
Class V Common Stock
Stockholders’ equity
Common stock, value	3,523	3,373
Class A Common Stock
Stockholders’ equity
Common stock, value	$ 503
Class A Common Stock | Esgen Acquisition Corp
Stockholders’ equity
Common stock, value		562
Class B Common Stock | Esgen Acquisition Corp
Stockholders’ equity
Common stock, value		$ 128	$ 690